Insurance	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
Insurance
Note 14 Insurance

Risk management

Insurance risk is the risk of fluctuations in the timing, frequency or severity of insured events, relative to our expectations at the time of underwriting. We do not have a high degree of concentration risk due to our geographic diversity and business mix. Concentration risk is not a major concern for the life and health insurance business as it does not have a material level of region-specific characteristics like those exhibited in the property and casualty insurance business. Exposure to concentrations of insurance risks for the property and casualty business is not significant. Reinsurance is also used for all insurance businesses to lower our risk profile and limit the liability on a single claim. We manage underwriting and pricing risk through the use of underwriting guidelines which detail the class, nature and type of business that may be accepted, pricing policies by product line and centralized control of policy wordings. The risk that claims are handled or paid inappropriately is mitigated by using a range of IT system controls and manual processes conducted by experienced staff. These, together with a range of detailed policies and procedures, ensure that all claims are handled in a timely, appropriate and accurate manner.

Reinsurance

In the ordinary course of business, our insurance operations reinsure risks to other insurance and reinsurance companies in order to lower our risk profile, limit loss exposure to large risks, and provide additional capacity for future growth. These ceding reinsurance arrangements do not relieve our insurance subsidiaries from their direct obligations to the insured. We evaluate the financial condition of the reinsurers and monitor our concentrations of credit risks to minimize our exposure to losses from reinsurer insolvency. Reinsurance amounts (ceded premiums) included in Non-interest income are shown in the table below.

Net premiums and claims

	For the year ended
(Millions of Canadian dollars)	October 31 2018	October 31 2017
Gross premiums	$4,236	$4,215
Premiums ceded to reinsurers	(204)	(340)
Net premiums	$4,032	$3,875
Gross claims and benefits	$2,615	$2,840
Reinsurers’ share of claims and benefits	(224)	(53)
Net claims	$2,391	$2,787

Insurance claims and policy benefit liabilities

All actuarial assumptions are set in conjunction with Canadian Institute of Actuaries Standards of Practice and OSFI requirements. The assumptions that have the greatest effect on the measurement of insurance liabilities, the processes used to determine them and the assumptions used as at October 31, 2018 are as follows:

Life insurance

Mortality and morbidity – Mortality estimates are based on standard industry insured mortality tables, adjusted where appropriate to reflect our own experience. Morbidity assumptions are made with respect to the rates of claim incidence and claim termination for health insurance policies and are based on a combination of industry and our own experience.

Future investment yield – Assumptions are based on the current yield rate, a reinvestment assumption and an allowance for future credit losses for each line of business, and are developed using interest rate scenario testing, including prescribed scenarios for determination of minimum liabilities as set out in the actuarial standards.

Policyholder behaviour – Under certain policies, the policyholder has a contractual right to change benefits and premiums, as well as convert policies to permanent forms of insurance. All policyholders have the right to terminate their policies through lapse. Lapses represent the termination of policies due to non-payment of premiums. Lapse assumptions are primarily based on our recent experience adjusted for emerging industry experience where applicable.

Significant insurance assumptions

	As at
	October 31 2018	October 31 2017
Life Insurance
Canadian Insurance
Mortality rates (1)	0.11%	0.11%
Morbidity rates (2)	1.82	1.74
Reinvestment yield (3)	3.80	3.90
Lapse rates (4)	0.50	0.50
International Insurance
Mortality rates (1)	0.52	0.47
Reinvestment yield (3)	3.14	3.14

(1)	Average annual death rate for the largest portfolio of insured policies.
(2)	Average net settlement rate for the individual and group disability insurance portfolio.
(3)	Ultimate reinvestment rate of the insurance operations.
(4)	Ultimate policy termination rate (lapse rate) for the largest permanent life insurance portfolio that relies on higher termination rate to maintain its profitability (lapse-supported policies).

Insurance claims and policy benefit liabilities

The following table summarizes our gross and reinsurers’ share of insurance liabilities at the end of the year.

	As at
	October 31, 2018			October 31, 2017
(Millions of Canadian dollars)	Gross	Ceded	Net	Gross	Ceded	Net
Life insurance policyholder liabilities
Life, health and annuity	$9,982	$493	$9,489	$9,653	$393	$9,260
Investment contracts (1)	42	–	42	34	–	34
	$10,024	$493	$9,531	$9,687	$393	$9,294
Non-life insurance policyholder liabilities
Unearned premium provision (1)	$26	$–	$26	$23	$–	$23
Unpaid claims provision	18	3	15	23	2	21
	$44	$3	$41	$46	$2	$44
	$10,068	$496	$9,572	$9,733	$395	$9,338

(1)   Insurance liabilities for investment contracts and unearned premium provision are reported in Other liabilities on the Consolidated Balance Sheets.

Reconciliation of life insurance policyholder liabilities

	For the year ended
	October 31, 2018			October 31, 2017
(Millions of Canadian dollars)	Gross	Ceded	Net	Gross	Ceded	Net
Balances at beginning of period	$9,687	$393	$9,294	$9,159	$545	$8,614
New and in-force policies	502	83	419	865	53	812
Changes in assumption and methodology	(173)	17	(190)	(349)	(205)	(144)
Net change in investment contracts	8	–	8	12	–	12
Balances at end of period	$10,024	$493	$9,531	$9,687	$393	$9,294

The net increase in Insurance claims and policy benefit liabilities over the prior year was comprised of the net increase in life and health liabilities and reinsurance attributable to business growth partially offset by market movements on assets backing life and health liabilities. During the year, we reviewed all key actuarial methods and assumptions which are used in determining the policy benefit liabilities resulting in a $190 million net decrease to insurance liabilities comprised of: (i) a decrease of $90 million for revised actuarial reserves on interest rate risk; (ii) a decrease of $84 million due to reinsurance contract renegotiations; (iii) decrease of $11 million arising from insurance risk related assumption updates largely due to mortality, morbidity, maintenance, property and casualty margin for adverse deviation and expense assumptions, impacting both gross and ceded insurance policyholder liabilities; and (iv) a decrease of $5 million due to valuation system and data changes.

Reconciliation of non-life insurance policyholder liabilities

	For the year ended
	October 31, 2018			October 31, 2017
(Millions of Canadian dollars)	Gross	Ceded	Net	Gross	Ceded	Net
Balances at beginning of period	$46	$2	$44	$50	$4	$46
Changes in unearned premiums provision
Written premiums	126	1	125	119	1	118
Less: Net premiums earned	(123)	–	(123)	(119)	(1)	(118)
Changes in unpaid claims provision and adjustment expenses
Incurred claims	75	–	75	64	(2)	66
Less: Claims paid	(80)	–	(80)	(68)	–	(68)
Balances at end of period	$44	$3	$41	$46	$2	$44

Sensitivity analysis

The following table presents the sensitivity of the level of insurance policyholder liabilities disclosed in this note to reasonably possible changes in the actuarial assumptions used to calculate them. The percentage change in each variable is applied to a range of existing actuarial modelling assumptions to derive the possible impact on net income. The analyses are performed where a single assumption is changed while holding other assumptions constant, which is unlikely to occur in practice.

		Net income impact for year ended
(Millions of Canadian dollars, except for percentage amounts)	Change in variable	October 31 2018	October 31 2017
Increase in market interest rates (1)	1%	$(2)	$(1)
Decrease in market interest rates (1)	1	–	3
Increase in equity market values (2)	10	6	3
Decrease in equity market values (2)	10	(8)	(4)
Increase in maintenance expenses (3)	5	(29)	(29)
Life Insurance (3)
Adverse change in annuitant mortality rates	2	(131)	(117)
Adverse change in assurance mortality rates	2	(59)	(60)
Adverse change in morbidity rates	5	(188)	(183)
Adverse change in lapse rates	10	(226)	(220)

(1)	Sensitivities for market interest rates include the expected current period earnings impact of a 100 basis points shift in the yield curve by increasing the current reinvestment rates while holding the assumed ultimate rates constant. The sensitivity consists of both the impact on assumed reinvestment rates in the actuarial liabilities and any changes in fair value of assets and liabilities from the yield curve shift.
(2)	Sensitivities to changes in equity market values are composed of the expected current period earnings impact from differences in the changes in fair value of the equity asset holdings and the partially offsetting impact on the actuarial liabilities.
(3)	Sensitivities to changes in maintenance expenses and life insurance actuarial assumptions include the expected current period earnings impact from recognition of increased liabilities due to an adverse change in the given assumption over the lifetime of all inforce policies.